Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE

15. REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Disaggregation of revenue, of which revenue is recognized over time:
(i) Corrosion prevention services
- Third parties	5,886,935	7,569,673	7,727,329	7,248,430
- Related party	-	-	-	360,000
(ii) Manpower supply services
- Third parties	1,044,776	1,343,419	920,807	392,491
- Related party	37,330	48,000	48,000	-
Revenue	6,969,041	8,961,092	8,696,136	8,000,921

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Singapore	6,969,041	8,961,092	8,696,136	8,000,921